Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	$ 7,989
Depreciation of property and equipment	2,479	$ 1,749
Property, plant and equipment at end of period	8,342	7,989
Furniture
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	1,085
Property, plant and equipment at end of period	1,173	1,085
Equipment
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	723
Property, plant and equipment at end of period	578	723
Computer equipment
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	1,265
Property, plant and equipment at end of period	2,019	1,265
Leasehold improvements
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	4,916
Property, plant and equipment at end of period	4,572	4,916
Gross carrying amount
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	15,015	10,762
Additions	1,691	3,757
Acquired through business combinations	1,141	609
Disposals		113
Property, plant and equipment at end of period	17,847	15,015
Gross carrying amount | Furniture
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	1,848	1,150
Additions	15	522
Acquired through business combinations	314	176
Disposals		0
Property, plant and equipment at end of period	2,177	1,848
Gross carrying amount | Equipment
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	1,754	1,540
Additions	5	188
Acquired through business combinations	0	26
Disposals		0
Property, plant and equipment at end of period	1,759	1,754
Gross carrying amount | Computer equipment
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	4,620	3,546
Additions	1,259	869
Acquired through business combinations	581	318
Disposals		113
Property, plant and equipment at end of period	6,460	4,620
Gross carrying amount | Leasehold improvements
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	6,793	4,526
Additions	412	2,178
Acquired through business combinations	246	89
Disposals		0
Property, plant and equipment at end of period	7,451	6,793
Accumulated depreciation, amortisation and impairment
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	(7,026)	(5,390)
Depreciation of property and equipment	2,479	1,749
Disposals		(113)
Property, plant and equipment at end of period	(9,505)	(7,026)
Accumulated depreciation, amortisation and impairment | Furniture
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	(763)	(509)
Depreciation of property and equipment	241	254
Disposals		0
Property, plant and equipment at end of period	(1,004)	(763)
Accumulated depreciation, amortisation and impairment | Equipment
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	(1,031)	(854)
Depreciation of property and equipment	150	177
Disposals		0
Property, plant and equipment at end of period	(1,181)	(1,031)
Accumulated depreciation, amortisation and impairment | Computer equipment
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	(3,355)	(2,593)
Depreciation of property and equipment	1,086	875
Disposals		(113)
Property, plant and equipment at end of period	(4,441)	(3,355)
Accumulated depreciation, amortisation and impairment | Leasehold improvements
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	(1,877)	(1,434)
Depreciation of property and equipment	1,002	443
Disposals		0
Property, plant and equipment at end of period	$ (2,879)	$ (1,877)